Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions [Line Items]
Incurred net expenses	$ 723	$ 852	$ 720
Ashton Kutcher [Member]
Related Party Balances and Transactions [Line Items]
Incurred net expenses	$ 172
Guy Oseary [Member]
Related Party Balances and Transactions [Line Items]
Incurred net expenses		$ 745
Effie Epstein [Member]
Related Party Balances and Transactions [Line Items]
Incurred net expenses			$ 2,210